Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 253	$ 8	$ 442	$ 421
Interest income	618	20	249	95
Interest expense	319	10	263	218
Depreciation and amortization	40,511		40,270	39,216
Capital expenditure	30,741	1,004	31,535	35,333
Gain (loss) on disposal of property, plant and equipment	0	0	5	3
Gain on disposal of investment properties, net	0	0	1	0
Impairment loss on right-of-use assets	0		0	420
Reversal of impairment loss on investment properties			107	83
Impairment loss on intangible assets	336		9	29
Impairment loss on property, plant and equipment	299	$ 10	0	0
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	(129)		(43)	(48)
Interest income	25		11	7
Interest expense	185		151	131
Depreciation and amortization	28,699		28,703	27,953
Impairment loss on right-of-use assets				5
Reversal of impairment loss on investment properties			0	0
Impairment loss on intangible assets	0		9	29
Impairment loss on property, plant and equipment	249
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	29		23	11
Interest income	58		28	16
Interest expense	94		83	66
Depreciation and amortization	9,721		9,714	9,700
Impairment loss on right-of-use assets				382
Reversal of impairment loss on investment properties			0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on property, plant and equipment	50
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	283		315	272
Interest income	36		8	5
Interest expense	8		7	7
Depreciation and amortization	1,354		1,114	865
Impairment loss on right-of-use assets				33
Reversal of impairment loss on investment properties			0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on property, plant and equipment	0
Other [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	70		147	186
Interest income	499		202	67
Interest expense	32		22	14
Depreciation and amortization	737		739	698
Impairment loss on right-of-use assets				0
Reversal of impairment loss on investment properties			107	83
Impairment loss on intangible assets	$ 336		$ 0	$ 0